UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number _ (811-05037)_

Professionally Managed Portfolios-The Perkins Discovery Fund
(Exact name of registrant as specified in charter)

>615 East Michigan Street s

Milwaukee , WI 53202_________________________
(Address of principal executive offices) (Zip code)

Robert M. Slotky

Professionally Managed Portfolios

2020 E. Financial Way, Ste. 100

Glendora CA 91741__________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: _(414) 765-5344

Date of fiscal year end: _March 31

Date of reporting period: _June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act") and Rule 30b1-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

C. Preparation of Report.

1. This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2. These general instructions are not to be filed with the report.

D. Incorporation by Reference

No items of this Form shall be answered by incorporating any information by reference.

E. Definitions

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F. Signature and Filing of Report.

1. If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Instructions.

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2. The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
			Proposal Type	Voted?	Vote	For/Agnst Mgmt
Alfacell Corporation	ACEL	015404106	1/27/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Director 8		MGMT	YES	FOR	FOR
	To ratify the appointment of J.H. Cohn LLP as Alfacell's independent public accountants for the year ending July 31, 2005.		MGMT	YES	FOR	FOR

American Dental Partners, Inc.	ADPI	025353103	4/26/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	To approve the adoption of American Dental Partners 2005 Equity Incentive Plan and 450,000 shares of common stock reserved for issuance under the Plan.		MGMT	YES	FOR	FOR
	To approve the adoption of American Dental Partners 2005 Directors Stock Option Plan and 150,000 shares of common stock reserved for issuance under the Plan.		MGMT	YES	FOR	FOR

Addvantage Technologies Group, Inc.	AEY	006743306	3/8/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Proposal to approve the appointment of Tullius Taylor Sartain & Sartain, LLP as our independent auditors.		MGMT	YES	FOR	FOR

American Shared Hospital Services	AMS	029595105	6/16/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR

Ratification of independent registered public accounting firm.  To ratify the appointment of Moss Adams LLP as the Company's independent registered public accounting firm for the year ending December 31, 2005.

			MGMT	YES	FOR	FOR

AMX Corporation	AMXC	00180C105	8/19/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Proposal to ratify the appointment of Ernst & Young LLP as independent accountants of the Company for the fiscal year ending March 31, 2005.		MGMT	YES	FOR	FOR

Analysts International Corpration	ANLY	032681108	5/26/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Director 8		MGMT	YES	FOR	FOR
	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the year ending December 31, 2005.		MGMT	YES	FOR	FOR

Axsys Technologies, Inc.	AXYS	054615109	5/5/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Approval of an Amendment to the Company's Amended and Restated Long Term Stock Incentive Plan.		MGMT	YES	FOR	FOR
	Ratification of the appointment of Ernst & Young LLP as the Company's independent accountants for fiscal year 2005.		MGMT	YES	FOR	FOR

Avon Products	AVP	054303102	5/6/04	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Director 8		MGMT	YES	FOR	FOR
	Director 9		MGMT	YES	FOR	FOR
	Director 10		MGMT	YES	FOR	FOR
	Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent auditors.		MGMT	YES	FOR	FOR

BTU International, Inc.	BTUI	056032105	5/26/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR

CABG Medical, Inc.	CABG	124676107	5/3/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Set the number of Directors at five (5).		MGMT	YES	FOR	FOR
	Ratify the appointment of KPMG LLP for the year ending December 31, 2005.		MGMT	YES	FOR	FOR

Cardiogenesis Corporation	CGCP	14159W109	7/29/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR

To approve Amendments to the Stock Option Plan to (I) increase the number of shares of common stock reserved for issuance thereunder by 1,000,000 shares, and (II) to extend the term of the Plan through March 31, 2015.

			MGMT	YES	FOR	FOR

To approve Amendments to the Employee Stock Purchase Plan to (I) increase the number of shares of common stock reserved for issuance thereunder by 500,000 shares, and (II) to extend the term of the Plan through March 31, 2015.

			MGMT	YES	FOR	FOR

To approve Amendments to the Director Stock Option Plan to (I) increase the number of shares of common stock reserved for issuance thereunder by 150,000 shares, and (II) to extend the term of the Plan through March 31, 2015.

			MGMT	YES	FOR	FOR

Cash Systems, Inc.	CKN	14756B102	6/15/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Set the number of Directors at six (6).		MGMT	YES	FOR	FOR
	Approve the Company's 2005 Equity Incentive Plan.		MGMT	YES	FOR	FOR
	Ratify appointment of Virchow, Krause & Company LLP as our independent certified public accountants for the year ending December 31, 2005.		MGMT	YES	FOR	FOR

Cellstar Corporation	CLST	150925204	11/5/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR

Criticare Systems, Inc.	CMD	226901106	12/3/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	To ratify the appointment of BDO Seidman, LLP as the Company's independent registered accounting firm for the 2005 fiscal year.		MGMT	YES	FOR	FOR

Compex Technologies, Inc.	CMPX	204513105	5/6/04	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR

Captiva Software Corporation	CPTV	14073T109	5/26/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	To approve an increase in the aggregate number of shares of common stock authorized for issuance under the Amended and Restated 1993 Stock Option/Stock Issuance Plan by 1,000,000 shares.		MGMT	YES	FOR	FOR
	To ratify the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm of the Company.		MGMT	YES	FOR	FOR

Curon Medical, Inc.	CURN	231292103	5/31/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Ratification of the appointment of PricewaterhouseCoopers LLP as independent accountants of the Company for the fiscal year ending December 31, 2005.		MGMT	YES	FOR	FOR
	Authorization to increase the authorized common stock.		MGMT	YES	FOR	FOR
	Approval of the issuance of securities in connection with a financing transaction.		MGMT	YES	FOR	FOR
	Approval of reverse stock split.		MGMT	YES	FOR	FOR

Double Eagle Petrolum Co.	DBLE	257570209	6/14/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Proposal to Amend the Company's Articles of Incorporation to increase the number of authorized shares of common stock from 10 million to 50 million shares.		MGMT	YES	FOR	FOR

Dynamex Inc.	DDN	26784F103	1/11/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Ratification of appointment of independent auditors.		MGMT	YES	FOR	FOR
	Approval of the Second Amendment to the Company's Amended and Restated 1996 Stock Option Plan.		MGMT	YES	FOR	FOR

Delphax Technologies, Inc.	DLPX	24712X106	4/7/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Proposal to ratify the appointment of Grant Thornton LLP as independent auditors.		MGMT	YES	FOR	FOR

Datalink Corporation	DTLK	237934104	5/5/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR

Diversified Security Solutions, Inc.	DVS	25533P107	11/5/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Proposal to approve the granting of an aggregate of 52,550 shares of the Company's common stock to it's employees.		MGMT	YES	FOR	FOR
	Proposal to approve the selection of Demetrius & Company, LLC as the Company's independent auditors for the year ending December 31, 2004.		MGMT	YES	FOR	FOR

Canterbury Park Holding Corporation	ECP	13811E101	6/2/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR

First Cash Financial Services, Inc.	FCFS	31942D107	5/26/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Ratification of the selection of Hein & Associates LLP as independent auditors of the Company for the year ending December 31, 2005.		MGMT	YES	FOR	FOR

Internet America, Inc.	GEEK	46058Y109	12/7/2004	Annual
	Director 1		MGMT	YES	FOR	FOR

Integramed America, Inc.	INMD	45810N302	5/24/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	To approve the Amendment to the Company's 2000 Long-Term Compensation Plan to increase the number of shares reserved for issuance thereunder from 600,000 to 700,000.		MGMT	YES	FOR	FOR
	To approve the Amendment to the Company's 2000 Long-Term Compensation Plan to provide "cashless" exercises thereunder.		MGMT	YES	FOR	FOR

Matrixx Initiatives, Inc.	MTXX	57685L105	5/24/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	To approve an Amendment to the Company's 2001 Long-Term Incentive Plan to increase the number of shares authorized for issuance under the Plan from 1,000,000 to 1,500,000.		MGMT	YES	FOR	FOR

Navarre Corporation	NAVR	639208107	9/13/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Approving the appointment of Grant Thornton LLP as independent auditors for the fiscal year ending March 31, 2005.		MGMT	YES	FOR	FOR
	Approving the 2004 Stock Plan.		MGMT	YES	FOR	FOR

National Home Health Care Corp.	NHHC	636380104	12/6/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Ratification of the appointment of BDO Siedman, LLP as independent auditors for the Company for the fiscal year ending July 31, 2005.		MGMT	YES	FOR	FOR

Norstan, Inc.	NRRD	656535101	9/15/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Proposal to increase the number of shares of capital stock authorized for issuance under the Company's 2000 Employee Stock Purchase Plan from 1,800,000 to an aggregate of 2,300,000.		MGMT	YES	FOR	FOR
	Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal year 2005.		MGMT	YES	FOR	FOR

Psychemedics Corporation	PMD	744375205	5/24/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR

Pemstar Inc.	PMTR	706552106	7/29/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR

RF Monolithics, Inc.	RFMI	74955F106	1/19/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	To ratify selection of McGladrey & Pullen, LLP as our independent auditors for the next fiscal year.		MGMT	YES	FOR	FOR

Rimage Corporation	RIMG	766721104	5/17/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR

A proposal to Amend the Company's Amended and Restated 1992 Stock Option Plan to increase the number of shares authorized for issuance by 500,000 and to expand the types of equity compensation awards that may be granted under the Plan.

			MGMT	YES	FOR	FOR

Spectranetics Corporation	SPNC	84760C107	6/7/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR

Staar Surgical Company	STAA	852312305	5/19/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Ratification of independent registered public accounting firm: Ratification of BDO Seidman, LLP as the Company's independent registered public accounting firm for the year ending December 30, 2005.		MGMT	YES	FOR	FOR
	Other business: In their discretion, the proxyholders are authorized to transact such other business as properly may come before the meeting or any continuation, postponement, or adjournment thereof.		MGMT	YES	FOR	FOR
	Election of Don M. Baily as Director.		MGMT	YES	FOR	FOR

Medtox Scientific Inc.	TOX	584977201	4/28/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	The adoption of an Amendment to the Certificate of Incorporation to increase the number of shares of authorized Common Stock as set forth in the Proxy Statement.		MGMT	YES	FOR	FOR

Urologix, Inc.	ULGX	917273104	11/9/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Approval of Amendment to the Company's Amended and Restated 1991 Stock Option Plan.		MGMT	YES	FOR	FOR

World Air Holdings, Inc.	WLDA	98142V104	5/5/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2005.		MGMT	YES	FOR	FOR

5749: SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios_______________

By (Signature and Title)*  _/s/ Robert M. Slotky           ___________

                                    Robert M. Slotky, President

Date_August 9, 2005__

Print the name and title of each signing officer under his or her signature.